Financial instruments - Financial Liabilities Included in Long-Term Debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 4,473,019	$ 3,983,436
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,334,898	1,606,098
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,407,344	1,636,326
Senior U.S. and euro unsecured notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,256,554	1,517,334
Senior U.S. and euro unsecured notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,330,809	1,550,329
Obligations other than finance leases | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	14,295	30,124
Obligations other than finance leases | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	13,960	29,130
Obligations under finance leases | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	30,339	29,909
Obligations under finance leases | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	29,792	29,193
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	33,710	28,731
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 32,783	$ 27,674